Guarantees, commitments and risks - Sensitivity USD (Details) - Strategic liquidity risk - US Dollars - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Guarantees, commitments and risks
Value at risk	$ 110	$ 40
Maximum
Guarantees, commitments and risks
Value at risk	120	130
Minimum
Guarantees, commitments and risks
Value at risk	40	40
Average
Guarantees, commitments and risks
Value at risk	$ 80	$ 80